Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Capital stock (Notes 17 and 18):	Capital surplus (Note 18):	Retained earnings appropriated for legal reserve (Note 19):	Unappropriated retained earnings (Note 19):	Unappropriated retained earnings (Note 19): Effect of adopting new guidance on troubled debt restructurings and vintage disclosures	Accumulated other comprehensive income, net of taxes:	Treasury stock, at cost:	Total Mitsubishi UFJ Financial Group shareholders’ equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2023		¥ 2,090,270	¥ 4,902,155	¥ 239,571	¥ 8,185,880		¥ 871,054	¥ (482,552)		¥ 717,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(792)
Retirement of common stock			(265,010)					(265,010)
Acquiring shares of au Kabucom Securities (Note 2)			0							0
Other—net			(461)							70
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,325,869				1,325,869
Cash dividends:					(438,922)
Net change during the fiscal year	1,462,277						1,366,571			95,706
Purchases of shares of treasury stock (Note 18)								(400,090)
Sales of shares of treasury stock								3,835
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								(314)
Initial subscriptions of noncontrolling interests										58,079
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										(22,004)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(32,837)
Decrease in noncontrolling interests related to disposition of subsidiaries										(816)
Net income attributable to noncontrolling interests	(51,700)									51,700
Dividends paid to noncontrolling interests										(25,767)
Balance at end of fiscal year at Mar. 31, 2024	18,517,087	2,090,270	4,635,892	239,571	9,086,490		2,237,625	(614,111)	¥ 17,675,737	841,350
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2024						¥ 13,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(9,474)
Retirement of common stock			(296,285)					(296,285)
Acquiring shares of au Kabucom Securities (Note 2)			(24,503)							(21,858)
Other—net			(5,609)							0
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933				1,266,933
Cash dividends:					(532,064)
Net change during the fiscal year	473,474						323,565			149,909
Purchases of shares of treasury stock (Note 18)								(418,444)
Sales of shares of treasury stock								9,344
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								1
Initial subscriptions of noncontrolling interests										3,583
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										23,925
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(4,222)
Decrease in noncontrolling interests related to disposition of subsidiaries										(2)
Net income attributable to noncontrolling interests	(705)									705
Dividends paid to noncontrolling interests										(29,138)
Balance at end of fiscal year at Mar. 31, 2025	19,249,738	2,090,270	4,300,021	239,571	9,821,359		2,561,190	(726,925)	18,285,486	964,252
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2025						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(2,048)
Retirement of common stock			(290,488)					(290,488)
Acquiring shares of au Kabucom Securities (Note 2)			0							0
Other—net			6,987							285
Net income attributable to Mitsubishi UFJ Financial Group	1,729,359				1,729,359
Cash dividends:					(847,229)
Net change during the fiscal year	909,432						899,261			10,171
Purchases of shares of treasury stock (Note 18)								(500,066)
Sales of shares of treasury stock								2,111
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								(728)
Initial subscriptions of noncontrolling interests										139,136
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders										29,310
Decrease in noncontrolling interests related to deconsolidation of subsidiaries										(8,223)
Decrease in noncontrolling interests related to disposition of subsidiaries										(900)
Net income attributable to noncontrolling interests	(154,545)									154,545
Dividends paid to noncontrolling interests										(21,652)
Balance at end of fiscal year at Mar. 31, 2026	¥ 20,840,057	¥ 2,090,270	¥ 4,014,472	¥ 239,571	¥ 10,703,489		¥ 3,460,451	¥ (935,120)	¥ 19,573,133	¥ 1,266,924
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2026						¥ 0